INVESTMENTS IN EQUITY METHOD INVESTEES (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
The Group's proportionate share of equity in the net assets of equity investees	$ 5	$ 5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheet